2. Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Schedule of Inventory
	March 31, 2019	December 31, 2018
Raw materials and supplies	$9,108	$1,836
Finished products	145,009	186,881

Total inventory	$154,117	$188,717

	December 31, 2018	December 31, 2017
Raw materials and supplies	$1,836	$–
Finished products	186,881	–

Total inventory	$188,717	$–